Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Expected Non-cancellable Operating Lease Payments	Expected non-cancellable operating lease payments are as follows:
	2018	2017
Less than one year	$13,496	$12,248
Between one and five years	36,639	27,445
Later than five years	17,797	21,909
	$67,932	$61,602

Amounts Recognized as Expenses in Respect of Operating Leases

The following amounts were recognized as expenses in respect of operating leases in the consolidated statements of loss:

	2018	2017
Operating leases	$17,187	$16,311
Sub-lease recoveries	(540)	(441)
	$16,647	$15,870